Restatement of Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Financial Statements

NOTE 2 — RESTATEMENT OF FINANCIAL STATEMENTS

Restatement Background and Explanation

The Company has restated its financial statements as of December 31, 2020 and 2019 and for the year ended December 31, 2020 and for the period from May 28, 2019 (inception) through December 31, 2019, and the interim periods ended September 30, 2020 and 2019, March 31, 2020, and June 30, 2020, as well as the financial statements as of September 13, 2019 (collectively “Affected Periods”), to correct misstatements in those prior periods related to misstatements identified in improperly applying accounting guidance on certain warrants, recognizing them as equity instead of warrant liabilities, under the guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815-40, Contracts in Entity’s Own Equity.

The Company issued Public and Private Warrants in September 2019, collectively, aggregating to 11,500,000 and 6,100,000 warrants, respectively, issued between two closings. Each whole Public and Private Warrant is exercisable to purchase one share of Class A Common Stock at a price of $11.50 per share.

Upon issuance of the warrants, the Company conducted an evaluation pursuant to ASC 815 to determine the appropriate classification within the financial statements. The Company concluded that the warrants should be recorded at their issuance price within stockholders’ equity in the balance sheet. The determination to classify the warrants within stockholders’ equity was primarily based on the understanding that the settlement provisions of the warrants did not allow for net cash settlement in an event that was outside of the Company’s control in which all holders of the underlying shares, into which the warrants are exercisable, also would receive cash.

Upon the release of the SEC Statement on April 12, 2021, the Company re-assessed its classification of its warrants under ASC 815 pursuant to the accounting policy described in Note 3. Pursuant to the terms of the warrants, upon a cash tender offer in which 50% or more of the outstanding shares of common stock participate, the holders of the warrants shall be entitled to redeem the warrants and receive the highest amount of cash, securities, or other property to which such holder would have been entitled as a stockholder if the holder of the warrants had exercised the warrants prior to the expiration of such tender offer and accepted such tender offer. Upon the occurrence of such event, which is outside of the control of the Company, the warrants would be net cash settled and not all holders of the common stock may receive cash (assuming not all outstanding shares accepted the tender offer). The Company recognized that ASC 815 precludes the classification of a freestanding financial instrument within stockholder’s equity when an event that is outside the entity’s control could require net cash settlement in which not all of the holders of the underlying shares also receive cash.

Therefore, based on the results of the Company’s assessment, the Company has concluded that the warrants issued in September 2019 are freestanding instruments which should be accounted for as warrant liabilities rather than as a component of additional paid-in capital on the balance sheet, with any subsequent changes in the estimated fair value of the warrants reported in the statement of operations.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations, and statements of cash flows for the Affected Periods is presented below.

Impact of the Restatement – 2020

Balance Sheets

	December 31, 2020
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$68,114,000	$68,114,000
Total liabilities	8,693,966	68,114,000	76,807,966
Class A common stock subject to possible redemption	218,710,925	(68,113,997)	150,596,928
Class A common stock	133	808	941
Addition paid-in capital	4,152,440	55,688,213	59,840,653
Retained earnings (accumulated deficit)	846,856	(55,689,024)	(54,842,168)
Total stockholders’ equity (deficit)	5,000,004	(3)	5,000,001

Statements of Operations

	For the Year Ended December 31, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(52,152,000)	$(52,152,000)
Other income (expense), net	1,481,816	(52,152,000)	(50,670,184)
Net income (loss)	191,177	(52,152,000)	(51,960,823)
Weighted average shares outstanding, basic and diluted	7,008,667	1,589,875	8,598,542
Basic and diluted net loss per common share	$(0.12)	$(6.01)	$(6.13)

Statements of Cash Flows

	For the Year Ended December 31, 2020
	As Reported	Adjustments	As Revised
Net income (loss)	$191,177	$(52,152,000)	$(51,960,823)
Change in fair value of warrant liabilities	-	52,152,000	52,152,000
Non-cash investing and financing activities:
Change in value of shares subject to redemption	191,177	(52,152,000)	(51,960,823)

Balance Sheets

	September 30, 2020
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$21,357,000	$21,357,000
Total liabilities	8,310,507	21,357,000	29,667,507
Class A common stock subject to possible redemption	219,259,970	(21,356,993)	197,902,977
Class A common stock	127	338	465
Additional paid-in capital	3,603,401	8,931,679	12,535,080
Retained earnings (accumulated deficit)	1,395,905	(8,932,024)	(7,536,119)
Total stockholders’ equity (deficit)	5,000,008	(7)	5,000,001

Statements of Operations

	Three Months Ended September 30, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(3,696,000)	$(3,696,000)
Other income (expense), net	83,140	(3,696,000)	(3,612,860)
Net income (loss)	(55,049)	(3,696,000)	(3,751,049)
Weighted average shares outstanding, basic and diluted	7,007,989	1,750,840	8,758,829
Basic and diluted net loss per common share	$(0.01)	$(0.42)	$(0.43)

Statements of Operations

	Nine Months Ended September 30, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(5,395,000)	$(5,395,000)
Other income (expense), net	1,429,005	(5,395,000)	(3,965,995)
Net income (loss)	740,226	(5,395,000)	(4,654,774)
Weighted average shares outstanding, basic and diluted	5,307,098	3,111,439	8,418,537
Basic and diluted net loss per common share	$(0.02)	$(0.64)	$(0.66)

Statements of Cash Flows

	Nine Months Ended September 30, 2020
	As Reported	Adjustments	As Revised
Net income (loss)	$740,226	$(5,395,000)	$(4,654,774)
Change in fair value of warrant liabilities	-	5,395,000	5,395,000
Non-cash investing and financing activities:
Change in value of shares subject to redemption	740,222	(4,491,271)	(3,751,049)

Balance Sheets

	June 30, 2020
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$17,661,000	$17,661,000
Total liabilities	8,256,307	17,661,000	25,917,307
Class A common stock subject to possible redemption	219,315,022	(17,660,996)	201,654,026
Class A common stock	126	301	427
Additional paid-in capital	3,548,350	5,235,719	8,784,069
Retained earnings (accumulated deficit)	1,450,954	(5,236,024)	(3,785,070)
Total stockholders’ equity (deficit)	5,000,005	(4)	5,000,001

Statements of Operations

	Three Months Ended June 30, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(8,624,000)	$(8,624,000)
Other income (expense), net	88,138	(8,624,000)	(8,535,862)
Net income (loss)	(51,977)	(8,624,000)	(8,675,977)
Weighted average shares outstanding, basic and diluted	7,005,122	895,798	7,900,920
Basic and diluted net loss per common share	$(0.01)	$(1.09)	$(1.10)

Statements of Operations

	Six Months Ended June 30, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$(1,699,000)	$(1,699,000)
Other income (expense), net	1,345,865	(1,699,000)	(353,135)
Net income (loss)	795,275	(1,699,000)	(903,725)
Weighted average shares outstanding, basic and diluted	7,004,380	1,242,141	8,246,521
Basic and diluted net loss per common share	$(0.03)	$(0.19)	$(0.22)

Statements of Cash Flows

	Six Months Ended June 30, 2020
	As Reported	Adjustments	As Revised
Net income (loss)	$795,275	$(1,699,000)	$(903,725)
Change in fair value of warrant liabilities	-	1,699,000	1,699,000
Non-cash investing and financing activities:
Change in value of shares subject to redemption	795,274	(9,471,251)	(8,675,977)

Balance Sheets

	March 31, 2020
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$9,037,000	$9,037,000
Total liabilities	8,548,277	9,037,000	17,585,277
Class A common stock subject to possible redemption	219,367,001	(9,036,998)	210,330,003
Class A common stock	126	215	341
Additional paid-in capital	3,496,371	(3,388,193)	108,178
Retained earnings	1,502,931	3,387,976	4,890,907
Total stockholders’ equity (deficit)	5,000,003	(2)	5,000,001

Statements of Operations

	Three Months Ended March 31, 2020
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	$-	$6,925,000	$6,925,000
Other income, net	1,257,727	6,925,000	8,182,727
Net income	847,252	6,925,000	7,772,252
Weighted average shares outstanding, basic and diluted	7,003,637	1,588,485	8,592,122
Basic and diluted net income (loss) per common share	$(0.01)	$0.81	$0.80

Statements of Cash Flows

	Three Months Ended March 31, 2020
	As Reported	Adjustments	As Revised
Net income	$847,252	$6,925,000	$7,772,252
Change in fair value of warrant liabilities	-	(6,925,000)	(6,925,000)
Non-cash investing and financing activities:
Change in value of shares subject to redemption	847,253	6,924,999	7,772,252

Impact of the Restatement – 2019

Balance Sheets

	December 31, 2019
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$15,962,000	$15,962,000
Total liabilities	8,319,433	15,962,000	24,281,433
Class A common stock subject to possible redemption	218,519,748	(15,961,997)	202,557,751
Class A common stock	125	284	409
Addition paid-in capital	4,343,625	3,536,737	7,880,362
Retained earnings (accumulated deficit)	655,679	(3,537,024)	(2,881,345)
Total stockholders’ equity (deficit)	5,000,004	(3)	5,000,001

Statements of Operations

	For the Period From May 28, 2019 (inception) through December 31, 2019
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	-	(3,053,000)	(3,053,000)
Issuance costs allocated to warrant liabilities	-	(484,024)	(484,024)
Other income (expense), net	1,214,831	(3,537,024)	(2,322,193)
Net income (loss)	655,679	(3,537,024)	(2,881,345)
Weighted average shares outstanding, basic and diluted	6,075,732	35,752	6,111,484
Basic and diluted net loss per common share	$(0.04)	$(0.57)	$(0.61)

Statements of Cash Flows

	For the Period From May 28, 2019 (inception) through December 31, 2019
	As Reported	Adjustments	As Revised
Operating Activities:
Net income (loss)	$655,679	$(3,537,024)	$(2,881,345)
Change in fair value of warrant liabilities	-	3,053,000	3,053,000
Net cash used in operating activities	(420,945)	(484,024)	(904,969)
Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000	484,024	225,884,024
Net cash provided by financing activities	230,914,073	484,024	231,398,097
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to redemption	217,862,910	(12,909,000)	204,953,910
Change in value of shares subject to redemption	656,838	(3,052,997)	(2,396,159)

Balance Sheets

	September 30, 2019
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$13,085,000	$13,085,000
Total liabilities	8,125,774	13,085,000	21,210,774
Class A common stock subject to possible redemption	217,950,740	(13,085,000)	204,865,740
Class A common stock	122	253	375
Additional paid-in capital	4,912,636	659,771	5,572,407
Retained earnings (accumulated deficit)	86,668	(660,024)	(573,356)

Statements of Operations

	Three Months Ended September 30, 2019
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	-	(176,000)	(176,000)
Issuance costs allocated to warrant liabilities	-	(484,024)	(484,024)
Other income (expense), net	205,420	(660,024)	(454,604)
Net income (loss)	87,761	(660,024)	(572,263)
Weighted average shares outstanding, basic and diluted	5,307,098	228,499	5,535,597
Basic and diluted net income (loss) per common share	$(0.02)	$(0.11)	$(0.13)

Statements of Operations

	For the Period From May 28, 2019 (inception) through September 30, 2019
	As Reported	Adjustments	As Revised
Changes in fair value of warrant liabilities	-	(176,000)	(176,000)
Issuance costs allocated to warrant liabilities	-	(484,024)	(484,024)
Other income (expense), net	205,420	(660,024)	(454,604)
Net income (loss)	86,668	(660,024)	(573,356)
Weighted average shares outstanding, basic and diluted	5,274,301	(760,101)	4,514,200
Basic and diluted net income (loss) per common share	$(0.02)	$(0.14)	$(0.16)

Statements of Cash Flows

	For the Period From May 28, 2019 (inception) through September 30, 2019
	As Reported	Adjustments	As Revised
Operating Activities:
Net income (loss)	$86,668	$(660,024)	$(573,356)
Change in fair value of warrant liabilities	-	176,000	176,000
Net cash used in operating activities	(208,689)	(484,024)	(692,713)
Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000	484,024	225,884,024
Net cash provided by financing activities	230,914,073	484,024	231,398,097
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to redemption	217,862,910	(12,908,991)	204,953,919
Change in value of shares subject to redemption	87,830	(176,009)	(88,179)

Balance Sheets

	September 13, 2019
	As Reported	Adjustments	As Revised
Warrant liabilities	$-	$11,370,000	$11,370,000
Total liabilities	8,084,093	11,370,000	19,454,093
Class A common stock subject to possible redemption	188,912,910	(11,369,991)	177,542,919
Class A common stock	111	114	225
Additional paid-in capital	5,000,477	423,676	5,424,153
Retained earnings (accumulated deficit)	(1,153)	(423,799)	(424,952)
Total stockholders’ equity (deficit)	5,000,010	(9)	5,000,001